THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2014

"BLDRS" and "Baskets of Listed Depositary Receipts" are service marks of
The Bank of New York Mellon

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1
Report of Independent Registered Public Accounting Firm	2
Schedules of Investments	3
Financial Statements	17
Financial Highlights	27
Notes to Financial Statements	31
Supplemental Information (Unaudited)	40

This page has been left blank intentionally.

THE BLDRS INDEX FUNDS TRUST

The BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $4 billion to over $172 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR IndexSM includes 95 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 95 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $165 million to over $254 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $5 billion to over $75 billion.

BLDRS Europe Select ADR Index Fund

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM.The BNY Mellon Europe Select ADR IndexSM includes 82 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 82 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $165 million to over $254 billion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the BLDRS Index Funds TrustSM

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund , BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund (each an individual Fund of The BLDRS Index Funds Trust, hereafter referred to as the "Funds" ) at September 30, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion. The statements of operations and of changes in net assets and the financial highlights of the Funds for the years ended September 30, 2013 and prior were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Chicago, IL
December 23, 2014

BLDRS Asia 50 ADR Index Fund
Schedule of Investments
September 30, 2014

American Depositary Receipts	Shares	Value
Toyota Motor Corp.	28,059	$3,297,774
BHP Billiton Ltd.	30,724	1,809,029
Westpac Banking Corp.	58,953	1,657,169
Mitsubishi UFJ Financial Group, Inc.	271,101	1,520,877
Honda Motor Co., Ltd.	34,684	1,188,967
China Mobile Ltd.	20,132	1,182,755
Baidu, Inc.*	5,368	1,171,459
Taiwan Semiconductor Manufacturing Co., Ltd.	53,750	1,084,675
Sumitomo Mitsui Financial Group, Inc.	110,797	908,535
Mizuho Financial Group, Inc.	234,730	837,986
Canon, Inc.	22,082	719,652
Infosys Technologies Ltd.	9,552	577,800
CNOOC Ltd.	3,156	544,536
PetroChina Co., Ltd.	4,162	534,859
Dr Reddy's Laboratories Ltd.	9,595	504,217
POSCO	6,330	480,447
NTT DoCoMo, Inc.	27,628	462,493
Nippon Telegraph & Telephone Corp.	14,817	460,957
China Petroleum & Chemical Corp.	5,072	443,090
Nomura Holdings, Inc.	74,893	442,618
Shinhan Financial Group Co., Ltd.	9,479	430,915
China Life Insurance Co., Ltd.	9,858	411,079
Huaneng Power International, Inc.	9,179	400,755
Sony Corp.	20,549	370,704
HDFC Bank Ltd.	7,818	364,162
Nidec Corp.	20,656	349,500
Kyocera Corp.	7,051	329,211
KB Financial Group, Inc.	7,821	283,277
ICICI Bank Ltd.	5,719	280,803
Korea Electric Power Corp.	10,898	244,551
PT Telekomunikasi Indonesia Persero Tbk	5,057	243,242
Chunghwa Telecom Co., Ltd.	7,703	230,859
SK Telecom Co., Ltd.	7,459	226,306
Tata Motors Ltd.	4,136	180,785
China Telecom Corp. Ltd.	2,939	180,543
Ctrip.com International Ltd.*	2,878	163,355
Advanced Semiconductor Engineering, Inc.	27,196	160,728

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Asia 50 ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

American Depositary Receipts	Shares	Value
Wipro Ltd.	13,023	$158,360
LG Display Co., Ltd.*	9,476	149,247
China Unicom Hong Kong Ltd.	9,644	144,949
NetEase, Inc.	1,623	139,026
Qihoo 360 Technology Co., Ltd.*	1,866	125,899
Vipshop Holdings Ltd.*	600	113,406
Sesa Sterlite Ltd.	6,436	111,085
Philippine Long Distance Telephone Co.	1,574	108,575
Melco Crown Entertainment Ltd.	4,058	106,685
United Microelectronics Corp.	51,642	102,768
Siliconware Precision Industries Co.	14,400	98,208
KT Corp.	5,710	92,559
AU Optronics Corp.	20,638	85,854
Total Investments (Cost $31,016,378)		$26,217,291

*  Non-income producing security for the year ended September 30, 2014.

The securities of the BLDRS Asia 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$6,283,724	23.97%
Automobiles & Parts	4,486,741	17.11%
Technology Hardware & Equipment	2,401,132	9.16%
Software & Computer Services	2,172,544	8.29%
Mobile Telecommunications	2,125,078	8.11%
Mining	1,809,029	6.90%
Oil & Gas Producers	1,522,485	5.81%
Fixed Line Telecommunications	1,208,160	4.61%
Electronic & Electrical Equipment	678,711	2.59%
Electricity	645,306	2.46%
Industrial Metals & Mining	591,532	2.25%
Pharmaceuticals & Biotechnology	504,217	1.92%
Financial Services	442,618	1.69%
Life Insurance	411,079	1.57%
Leisure Goods	370,704	1.41%

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Asia 50 ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

Industry Classification	Value	Percentage
Travel & Leisure	$270,040	1.03%
Industrial Engineering	180,785	0.69%
General Retailers	113,406	0.43%
Total	$26,217,291	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
Schedule of Investments
September 30, 2014

American Depositary Receipts	Shares	Value
Novartis AG	35,386	$3,330,884
HSBC Holdings PLC	49,872	2,537,487
Toyota Motor Corp.	19,162	2,252,110
Total SA	30,937	1,993,890
Royal Dutch Shell PLC, Class A	25,699	1,956,465
Sanofi	32,137	1,813,491
BP PLC	40,766	1,791,666
Banco Santander SA	156,757	1,489,191
GlaxoSmithKline PLC	31,835	1,463,455
British American Tobacco PLC	12,189	1,378,332
Royal Dutch Shell PLC, Class B	16,041	1,269,164
BHP Billiton Ltd.	20,982	1,235,420
Novo Nordisk A/S	25,643	1,221,120
Anheuser-Busch InBev NV	10,674	1,183,213
AstraZeneca PLC	16,325	1,166,258
Westpac Banking Corp.	40,260	1,131,709
Vodafone Group PLC	32,267	1,061,262
Mitsubishi UFJ Financial Group, Inc.	185,140	1,038,635
Diageo PLC	8,193	945,472
Banco Bilbao Vizcaya Argentaria SA	74,852	898,224
SAP AG	12,342	890,599
Unilever NV	22,422	889,705
Lloyds Banking Group PLC*	170,230	857,959
ENI SpA	17,583	830,797
UBS AG*	47,086	817,884
Telefonica SA	52,964	814,057
Honda Motor Co., Ltd.	23,686	811,956
Rio Tinto PLC	16,215	797,454
BHP Billiton PLC	13,809	766,814
Sumitomo Mitsui Financial Group, Inc.	92,453	758,115
Prudential PLC	16,643	740,780
Barclays PLC	49,927	739,419
National Grid PLC	10,080	724,550
ING Groep NV*	50,498	716,567
Shire PLC	2,605	674,825
Teva Pharmaceutical Industries Ltd.	12,333	662,899
Unilever PLC	15,776	661,014

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

American Depositary Receipts	Shares	Value
BT Group PLC	10,659	$655,315
Deutsche Bank AG	18,036	628,735
ABB Ltd.	27,944	626,225
ASML Holding NV, Class G	5,963	589,264
Mizuho Financial Group, Inc.	158,048	564,231
Credit Suisse Group AG	18,554	512,833
Telefonaktiebolaget LM Ericsson	39,795	501,019
Canon, Inc.	14,825	483,147
Orange SA	30,131	444,131
Nokia OYJ	48,969	414,278
Koninklijke Philips NV, Class Y	12,509	396,660
Syngenta AG	6,185	391,943
Statoil ASA	13,760	373,722
WPP PLC	3,490	350,536
NTT DoCoMo, Inc.	18,265	305,756
Nippon Telegraph & Telephone Corp.	9,810	305,189
Aviva PLC	17,908	303,362
Nomura Holdings, Inc.	49,985	295,411
ARM Holdings PLC	6,144	268,431
Sony Corp.	13,581	245,001
Reed Elsevier PLC	3,727	240,131
Nidec Corp.	13,052	220,840
CRH PLC	9,588	218,702
Kyocera Corp.	4,642	216,736
Reed Elsevier NV	4,732	213,839
Pearson PLC	10,574	211,691
Smith & Nephew PLC	2,402	202,224
Fresenius Medical Care AG & Co., KGaA	5,416	187,935
ArcelorMittal	13,284	181,858
Aegon NV, Class G	18,801	154,544
Telecom Italia SpA*	12,773	146,123
Bank of Ireland*	8,992	142,343
Tenaris SA	3,088	140,658
Intercontinental Hotels Group PLC	3,252	125,722
Alcatel-Lucent	36,798	111,498
Carnival PLC	2,788	111,381
Veolia Environnement	6,250	109,687

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

American Depositary Receipts	Shares	Value
Ryanair Holdings PLC*	1,777	$100,276
Royal Bank of Scotland Group PLC*	8,259	98,530
Luxottica Group SpA	1,796	93,536
Delhaize Group SA	5,329	92,138
Randgold Resources Ltd.	1,202	81,243
STMicroelectronics NV, Class Y	8,570	65,903
Melco Crown Entertainment Ltd.	2,391	62,859
National Bank of Greece SA*	19,866	59,797
Grifols SA	1,698	59,651
Marine Harvest ASA	3,971	55,832
NICE Systems Ltd.	782	31,898
CSR PLC	542	26,471
Logitech International SA*	1,833	23,499
Aixtron SE*	1,367	20,683
GW Pharmaceuticals PLC*	220	17,787
Portugal Telecom SGPS SA	8,206	17,151
Criteo SA*	333	11,205
Flamel Technologies SA*	505	7,227
Trinity Biotech PLC	299	5,463
China Mobile Games & Entertainment Group Ltd.*	137	2,884
Amarin Corp. PLC*	1,981	2,159
Total Investments (Cost $66,288,243)		$56,840,135

*  Non-income producing security for the year ended September 30, 2014.

The securities of the BLDRS Developed Markets 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$12,991,660	22.86%
Pharmaceuticals & Biotechnology	10,419,756	18.33%
Oil & Gas Producers	8,215,704	14.45%
Automobiles & Parts	3,064,066	5.39%
Mining	2,880,931	5.07%
Technology Hardware & Equipment	2,536,091	4.46%

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

Industry Classification	Value	Percentage
Fixed Line Telecommunications	$2,381,966	4.19%
Beverages	2,128,685	3.75%
Personal Goods	1,644,255	2.89%
Tobacco	1,378,332	2.42%
Mobile Telecommunications	1,367,018	2.40%
Life Insurance	1,198,686	2.11%
Media	1,016,197	1.79%
Software & Computer Services	904,688	1.59%
Gas, Water & Multiutilities	834,237	1.47%
Industrial Engineering	626,225	1.10%
Electronic & Electrical Equipment	437,575	0.77%
Travel & Leisure	400,238	0.71%
General Industrials	396,660	0.70%
Health Care Equipment & Services	395,622	0.70%
Chemicals	391,943	0.69%
Industrial Metals & Mining	322,516	0.57%
Financial Services	295,411	0.52%
Leisure Goods	245,001	0.43%
Construction & Materials	218,702	0.38%
Food & Drug Retailers	92,138	0.16%
Food Producers	55,832	0.10%
Total	$56,840,135	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
Schedule of Investments
September 30, 2014

American Depositary Receipts	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	869,562	$17,547,761
China Mobile Ltd.	252,832	14,853,880
Baidu, Inc.*	63,637	13,887,503
America Movil SAB de CV	432,041	10,887,433
Itau Unibanco Holding SA	643,076	8,925,895
Petroleo Brasileiro SP, Class A	476,286	7,091,899
Banco Bradesco SA	490,003	6,982,543
Ambev SA	1,060,166	6,944,087
Infosys Technologies Ltd.	112,276	6,791,575
CNOOC Ltd.	37,437	6,459,380
Sasol Ltd.	116,516	6,348,957
PetroChina Co., Ltd.	49,146	6,315,753
POSCO	74,736	5,672,462
China Petroleum & Chemical Corp.	59,428	5,191,630
Shinhan Financial Group Co., Ltd.	110,456	5,021,330
Petroleo Brasileiro SA	346,717	4,919,914
China Life Insurance Co., Ltd.	115,553	4,818,560
Vale SA, Class A Preferred	472,181	4,584,878
HDFC Bank Ltd.	90,740	4,226,669
Vale SA, Class A	344,716	3,795,323
Cemex SAB de CV*	282,784	3,687,503
BRF SA	154,452	3,674,413
Grupo Televisa SAB	100,723	3,412,495
KB Financial Group, Inc.	89,994	3,259,583
ICICI Bank Ltd.	65,534	3,217,719
Fomento Economico Mexicano SAB de CV	30,708	2,826,671
PT Telekomunikasi Indonesia Persero Tbk	57,525	2,766,953
Korea Electric Power Corp.	119,626	2,684,407
Chunghwa Telecom Co., Ltd.	88,540	2,653,544
SK Telecom Co., Ltd.	82,945	2,516,551
Ultrapar Participacoes SA	101,091	2,135,042
China Telecom Corp. Ltd.	32,326	1,985,786
Tata Motors Ltd.	43,793	1,914,192
Ecopetrol SA	57,464	1,796,899
Mobile Telesystems OJSC	117,927	1,761,829
Ctrip.com International Ltd.*	30,147	1,711,144
Advanced Semiconductor Engineering, Inc.	289,060	1,708,345

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

American Depositary Receipts	Shares	Value
Cia Brasileira de Distribuicao Grupo Pao de Acucar	38,490	$1,678,549
Wipro Ltd.	136,774	1,663,172
Ypf SA	44,892	1,660,555
LG Display Co., Ltd.*	103,350	1,627,763
China Unicom Hong Kong Ltd.	104,394	1,569,042
Bancolombia SA	26,329	1,493,381
Embraer SA	37,514	1,471,299
NetEase, Inc.	17,083	1,463,330
Enersis SA	89,195	1,407,497
Qihoo 360 Technology Co., Ltd.*	18,745	1,264,725
Telefonica Brasil SA	60,656	1,193,710
Philippine Long Distance Telephone Co.	16,983	1,171,487
AngloGold Ashanti Ltd.*	93,656	1,123,872
Total Investments (Cost $257,294,344)		$213,768,890

*  Non-income producing security for the year ended September 30, 2014.

The securities of the BLDRS Emerging Markets 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Oil & Gas Producers	$39,784,987	18.61%
Banks	33,127,120	15.50%
Mobile Telecommunications	32,760,222	15.32%
Software & Computer Services	25,070,305	11.73%
Technology Hardware & Equipment	20,883,869	9.77%
Beverages	9,770,758	4.57%
Mining	9,504,073	4.45%
Fixed Line Telecommunications	8,599,993	4.02%
Industrial Metals & Mining	5,672,462	2.65%
Life Insurance	4,818,560	2.25%
Electricity	4,091,904	1.91%
Construction & Materials	3,687,503	1.72%
Food Producers	3,674,413	1.72%
Media	3,412,495	1.60%

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

Industry Classification	Value	Percentage
Gas, Water & Multiutilities	$2,135,042	1.00%
Industrial Engineering	1,914,192	0.90%
Travel & Leisure	1,711,144	0.80%
Food & Drug Retailers	1,678,549	0.79%
Aerospace & Defense	1,471,299	0.69%
Total	$213,768,890	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
Schedule of Investments
September 30, 2014

American Depositary Receipts	Shares	Value
Novartis AG	14,625	$1,376,651
HSBC Holdings PLC	20,612	1,048,739
Total SA	12,786	824,058
Royal Dutch Shell PLC, Class A	10,622	808,653
Sanofi	13,282	749,503
BP PLC	16,848	740,470
Banco Santander SA	64,788	615,486
GlaxoSmithKline PLC	13,157	604,827
British American Tobacco PLC	5,038	569,697
Royal Dutch Shell PLC, Class B	6,630	524,566
Novo Nordisk A/S	10,598	504,677
Anheuser-Busch InBev NV	4,412	489,070
AstraZeneca PLC	6,748	482,077
Vodafone Group PLC	13,335	438,588
Diageo PLC	3,387	390,860
Banco Bilbao Vizcaya Argentaria SA	30,936	371,232
SAP AG	5,101	368,088
Unilever NV	9,267	367,715
Lloyds Banking Group PLC*	70,356	354,594
ENI SpA	7,267	343,366
UBS AG*	19,461	338,038
Telefonica SA	21,890	336,449
Rio Tinto PLC	6,702	329,604
BHP Billiton PLC	5,708	316,965
Prudential PLC	6,879	306,184
Barclays PLC	20,635	305,604
National Grid PLC	4,166	299,452
ING Groep NV*	20,871	296,160
Shire PLC	1,076	278,738
Teva Pharmaceutical Industries Ltd.	5,098	274,018
Unilever PLC	6,520	273,188
BT Group PLC	4,405	270,819
Deutsche Bank AG	7,454	259,846
ABB Ltd.	11,549	258,813
ASML Holding NV, Class G	2,464	243,492
Credit Suisse Group AG	7,668	211,944
Telefonaktiebolaget LM Ericsson	16,447	207,068

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

American Depositary Receipts	Shares	Value
Orange SA	12,453	$183,557
Nokia OYJ	20,239	171,222
Koninklijke Philips NV, Class Y	5,170	163,941
Syngenta AG	2,557	162,037
Statoil ASA	5,687	154,459
WPP PLC	1,442	144,834
Aviva PLC	7,402	125,390
ARM Holdings PLC	2,540	110,973
Reed Elsevier PLC	1,540	99,222
CRH PLC	3,963	90,396
Reed Elsevier NV	1,955	88,346
Pearson PLC	4,370	87,487
Smith & Nephew PLC	993	83,601
Fresenius Medical Care AG & Co., KGaA	2,239	77,693
ArcelorMittal	5,490	75,158
Aegon NV, Class G	7,771	63,878
Telecom Italia SpA*	5,279	60,392
Bank of Ireland*	3,716	58,824
Tenaris SA	1,276	58,122
InterContinental Hotels Group PLC	1,344	51,959
Alcatel-Lucent	15,208	46,080
Carnival PLC	1,152	46,022
Veolia Environnement	2,583	45,332
Ryanair Holdings PLC*	730	41,194
Mobile Telesystems OJSC	2,736	40,876
Royal Bank of Scotland Group PLC*	3,413	40,717
Luxottica Group SpA	742	38,643
Delhaize Group SA	2,203	38,090
Randgold Resources Ltd.	497	33,592
STMicroelectronics NV, Class Y	3,542	27,238
National Bank of Greece SA*	8,210	24,712
Grifols SA	702	24,661
Marine Harvest ASA	1,642	23,087
NICE Systems Ltd.	323	13,175
CSR PLC	224	10,940
Logitech International SA*	757	9,705
Aixtron SE*	565	8,548

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

American Depositary Receipts	Shares	Value
VimpelCom Ltd.	1,044	$7,538
GW Pharmaceuticals PLC*	91	7,357
Portugal Telecom SGPS SA	3,392	7,089
Qiwi PLC	167	5,276
Criteo SA*	138	4,644
Flamel Technologies SA*	208	2,977
Trinity Biotech PLC	124	2,265
Amarin Corp. PLC*	819	893
Total Investments (Cost $21,503,068)		$19,441,441

*  Non-income producing security for the year ended September 30, 2014.

The securities of the BLDRS Europe Select ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Pharmaceuticals & Biotechnology	$4,306,379	22.16%
Banks	3,925,896	20.19%
Oil & Gas Producers	3,395,572	17.47%
Beverages	879,930	4.53%
Fixed Line Telecommunications	858,306	4.41%
Technology Hardware & Equipment	848,441	4.37%
Mining	680,161	3.50%
Personal Goods	679,546	3.50%
Tobacco	569,697	2.93%
Life Insurance	495,452	2.54%
Mobile Telecommunications	487,002	2.51%
Media	419,889	2.15%
Software & Computer Services	372,732	1.91%
Gas, Water & Multiutilities	344,784	1.77%
Industrial Engineering	258,813	1.33%
General Industrials	163,941	0.84%
Health Care Equipment & Services	163,559	0.84%
Chemicals	162,037	0.83%
Travel & Leisure	139,175	0.72%
Industrial Metals & Mining	133,280	0.69%

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
Schedule of Investments (continued)
September 30, 2014

Industry Classification	Value	Percentage
Construction & Materials	$90,396	0.46%
Food & Drug Retailers	38,090	0.20%
Food Producers	23,087	0.12%
Financial Services	5,276	0.03%
Total	$19,441,441	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2014

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securites, at value (cost $31,016,378 and $66,288,243, respectively)	$26,217,291	$56,840,135
Cash	264,581	258,801
Dividend receivable	51,258	244,238
Receivable from Sponsor	28,323	13,381
Total assets	$26,561,453	$57,356,555
Liabilities:
Distribution payable	$295,803	$387,734
Professional fees	34,684	37,684
Payable to Licensor	16,945	33,238
Payable to Trustee	2,345	5,649
Payable for investments purchased	—	2,124
Accrued expenses	2,943	1,276
Total liabilities	352,720	467,705
NET ASSETS	$26,208,733	$56,888,850
Net assets presented by:
Paid-in capital	$41,530,005	$82,945,906
Undistributed (distributions in excess of) net investment income	(3,609)	50,181
Accumulated net realized gain (loss) on investments transactions	(10,518,576)	(16,659,129)
Net unrealized appreciation (depreciation) on investments	(4,799,087)	(9,448,108)
NET ASSETS	$26,208,733	$56,888,850
Shares outstanding (unlimited shares authorized, $0.001 par value)	900,000	2,350,000
Net asset value per share:	$29.12	$24.21

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2014

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe Select ADR Index Fund
Assets:
Investments in securites, at value (cost $257,294,344 and $21,503,068, respectively)	$213,768,890	$19,441,441
Cash	1,193,346	63,049
Receivable for Shares sold	3,935,521	—
Dividend receivable	584,226	87,181
Receivable from Sponsor	—	36,210
Total assets	$219,481,983	$19,627,881
Liabilities:
Payable for investments purchased	$3,937,385	$2,571
Distribution payable	1,576,217	112,117
Payable to Licensor	132,768	10,846
Payable to Sponsor	40,283	—
Professional fees	73,677	33,583
Payable to Trustee	19,987	1,551
Accrued expenses	43,491	794
Total liabilities	5,823,808	161,462
NET ASSETS	$213,658,175	$19,466,419
Net assets presented by:
Paid-in capital	$348,826,704	$26,676,059
Undistributed (distributions in excess of) net investment income	(80,679)	23,884
Accumulated net realized gain (loss) on investments transactions	(91,562,396)	(5,171,897)
Net unrealized appreciation (depreciation) on investments	(43,525,454)	(2,061,627)
NET ASSETS	$213,658,175	$19,466,419
Shares outstanding (unlimited shares authorized, $0.001 par value)	5,450,000	800,000
Net asset value per share:	$39.20	$24.33

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Asia 50 ADR Index Fund
Statements of Operations

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$730,527	$735,904	$861,794
Expenses:
Trustee fees	28,242	28,322	30,081
Licensing fees	16,945	16,994	18,047
Professional fees	34,684	46,195	51,532
Officer fees	10,052	—	—
Intraday Valuation fee	10,001	—	—
Other fees and expenses	5,564	22,027	24,884
Total expenses	105,488	113,538	124,544
Less expenses waived by the Licensor	(16,945)	(16,994)	(13,146)
Less expenses assumed by the Sponsor	(3,817)	(11,544)	(21,164)
Net expenses	84,726	85,000	90,234
Net Investment Income	645,801	650,904	771,560
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(240,941)	(594,306)	(584,706)
Net realized gain (loss) in-kind redemptions	578,339	86,629	(623,851)
Net change in unrealized appreciation (depreciation) on investments	(724,364)	5,678,743	3,353,881
Net realized and unrealized gain (loss) on investments	(386,966)	5,171,066	2,145,324
Net increase in net assets resulting from operations	$258,835	$5,821,970	$2,916,884

*  Net of foreign taxes withheld $57,116, $62,290 and $76,086 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
Statements of Operations

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$2,921,100	$1,631,259	$2,051,511
Expenses:
Trustee fees	55,397	47,669	53,881
Licensing fees	33,238	28,600	31,841
Professional fees	37,684	50,061	65,165
Officer fees	18,842	—	—
Intraday Valuation fee	10,001	—	—
Other fees and expenses	11,028	33,062	34,016
Total expenses	166,190	159,392	184,903
Less expenses waived by the Licensor	—	(16,348)	(25,698)
Net expenses	166,190	143,044	159,205
Net Investment Income	2,754,910	1,488,215	1,892,306
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(1,030,331)	(873,973)	(901,233)
Net realized gain (loss) on in-kind redemptions	—	(996,812)	(1,976,458)
Net change in unrealized appreciation on investments	1,980,936	10,211,872	9,466,334
Net realized and unrealized gain on investments	950,605	8,341,087	6,588,643
Net increase in net assets resulting from operations	$3,705,515	$9,829,302	$8,480,949

*  Net of foreign taxes withheld $126,260, $122,237 and $196,564 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
Statements of Operations

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$5,536,844	$7,413,594	$10,969,184
Expenses:
Trustee fees	221,279	285,228	403,453
Marketing expenses	93,015	78,402	146,072
Licensing fees	132,768	171,121	242,031
Professional fees	73,677	154,678	244,835
Officer fees	82,731	—	—
Reports to shareholders fee	34,844	—	—
Other fees and expenses	25,524	166,521	173,771
Total expenses	663,838	855,950	1,210,162
Net Investment Income	4,873,006	6,557,644	9,759,022
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(9,814,980)	(14,543,891)	(11,015,444)
Net realized gain (loss) on in-kind redemptions	(4,740,096)	(9,934,537)	(5,294,565)
Net change in unrealized appreciation on investments	26,063,733	7,745,296	52,417,163
Net realized and unrealized gain (loss) on investments	11,508,657	(16,733,132)	36,107,154
Net increase (decrease) in net assets resulting from operations	$16,381,663	$(10,175,488)	$45,866,176

*  Net of foreign taxes withheld $457,684, $636,139 and $796,865 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
Statements of Operations

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$1,048,889	$504,291	$586,351
Expenses:
Trustee fees	18,077	14,198	14,707
Licensing fees	10,846	8,519	8,824
Professional fees	33,583	39,283	44,271
Officer fees	6,476	—	—
Intraday Valuation fee	10,001	—	—
Other fees and expenses	6,712	19,725	19,017
Total expenses	85,695	81,725	86,819
Less expenses waived by the Licensor	(10,846)	(8,519)	(8,824)
Less expenses assumed by the Sponsor	(20,618)	(30,596)	(33,876)
Net expenses	54,231	42,610	44,119
Net Investment Income	994,658	461,681	542,232
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(427,199)	(262,850)	(346,926)
Net realized gain (loss) in-kind redemptions	—	59,534	(358,773)
Net change in unrealized appreciation on investments	1,077,101	2,370,161	2,922,944
Net realized and unrealized gain on investments	649,902	2,166,845	2,217,245
Net increase in net assets resulting from operations	$1,644,560	$2,628,526	$2,759,477

*  Net of foreign taxes withheld $45,409, $41,901 and $61,003 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Asia 50 ADR Index Fund
Statements of Changes in Net Assets

	Year Ended September 30,
	2014	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$645,801	$650,904	$771,560
Net realized gain (loss) on investment transactions	337,398	(507,677)	(1,208,557)
Net change in unrealized appreciation (depreciation) of investments	(724,364)	5,678,743	3,353,881
Net increase in net assets resulting from operations	258,835	5,821,970	2,916,884
Distributions to Unitholders from:
Net investment income	(646,838)	(388,210)	(679,357)
Return of Capital	—	—	(95,294)
Total Distributions	(646,838)	(388,210)	(774,651)
Unitholder transactions:
Proceeds from subscriptions of shares	5,874,874	—	—
Less redemptions of shares	(8,338,742)	(2,717,608)	(7,158,745)
Increase (decrease) in net assets due to unitholder transactions	(2,463,868)	(2,717,608)	(7,158,745)
Total increase (decrease) in Net Assets	(2,851,871)	2,716,152	(5,016,512)
Net Assets
Beginning of year	29,060,604	26,344,452	31,360,964
End of year(a)	$26,208,733	$29,060,604	$26,344,452

(a)   Includes distributions in excess of net investment income of $(3,609), $(4,595) and $(267,289) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
Statements of Changes in Net Assets

	Year Ended September 30,
	2014	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$2,754,910	$1,488,215	$1,892,306
Net realized gain (loss) on investment transactions	(1,030,331)	(1,870,785)	(2,877,691)
Net change in unrealized appreciation of investments	1,980,936	10,211,872	9,466,334
Net increase in net assets resulting from operations	3,705,515	9,829,302	8,480,949
Distributions to Unitholders from:
Net investment income	(2,695,253)	(1,449,624)	(1,844,406)
Unitholder transactions:
Proceeds from subscriptions of shares	6,100,912	—	—
Less redemptions of shares	—	(7,381,108)	(12,764,395)
Increase (decrease) in net assets due to unitholder transactions	6,100,912	(7,381,108)	(12,764,395)
Total increase (decrease) in Net Assets	7,111,174	998,570	(6,127,852)
Net Assets
Beginning of year	49,777,676	48,779,106	54,906,958
End of year(a)	$56,888,850	$49,777,676	$48,779,106

(a)  Includes undistributed (distributions in excess of) net investment income of $50,181, $(9,485) and $(48,076) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
Statements of Changes in Net Assets

	Year Ended September 30,
	2014	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$4,873,006	$6,557,644	$9,759,022
Net realized gain (loss) on investment transactions	(14,555,076)	(24,478,428)	(16,310,009)
Net change in unrealized appreciation of investments	26,063,733	7,745,296	52,417,163
Net increase (decrease) in net assets resulting from operations	16,381,663	(10,175,488)	45,866,176
Distributions to Unitholders from:
Net investment income	(4,887,680)	(6,594,031)	(9,785,670)
Unitholder transactions:
Proceeds from subscriptions of shares	7,617,669	11,145,769	8,431,020
Less redemptions of shares	(49,841,673)	(91,596,681)	(112,370,964)
Increase (decrease) in net assets due to unitholder transactions	(42,224,004)	(80,450,912)	(103,939,944)
Total increase (decrease) in Net Assets	(30,730,021)	(97,220,431)	(67,859,438)
Net Assets
Beginning of year	244,388,196	341,608,627	409,468,065
End of year(a)	$213,658,175	$244,388,196	$341,608,627

(a)  Includes distributions in excess of net investment income of $(80,679), $(66,005) and $(39,967) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
Statements of Changes in Net Assets

	Year Ended September 30,
	2014	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$994,658	$461,681	$542,232
Net realized gain (loss) on investment transactions	(427,199)	(203,316)	(705,699)
Net change in unrealized appreciation of investments	1,077,101	2,370,161	2,922,944
Net increase in net assets resulting from operations	1,644,560	2,628,526	2,759,477
Distributions to Unitholders from:
Net investment income	(986,738)	(369,655)	(525,095)
Unitholder transactions:
Proceeds from subscriptions of shares	3,666,218	—	—
Less redemptions of shares	—	(1,063,065)	(4,758,774)
Increase (decrease) in net assets due to unitholder transactions	3,666,218	(1,063,065)	(4,758,774)
Total increase (decrease) in Net Assets	4,324,040	1,195,806	(2,524,392)
Net Assets
Beginning of year	15,142,379	13,946,573	16,470,965
End of year(a)	$19,466,419	$15,142,379	$13,946,573

(a)  Includes undistributed (distributions in excess of) net investment income of $23,884, $15,957 and $(76,069) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Asia 50 ADR Index Fund
Financial Highlights

	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$29.06	$23.95	$22.40	$25.76	$24.49
Investment operations:
Net investment income(1)	0.67	0.62	0.62	0.61	0.45
Net realized and unrealized gain (loss) on investments	0.09	4.88	1.57	(3.05)	1.32
Total from investment operations	0.76	5.50	2.19	(2.44)	1.77
Less distributions from:
Net investment income	(0.70)	(0.39)	(0.56)	(0.89)	(0.50)
Return of Capital	—	—	(0.08)	(0.03)	—
Total distributions	(0.70)	(0.39)	(0.64)	(0.92)	(0.50)
Net asset value, end of year	$29.12	$29.06	$23.95	$22.40	$25.76
Total investment return(2)	2.59%	23.04%	9.89%	(9.90)%	7.30%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$26,209	$29,061	$26,344	$31,361	$46,375
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.37%	0.40%	0.41%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	2.21%	2.20%	2.45%	2.21%	1.77%
Net investment income after expenses waived and/or assumed	2.29%	2.30%	2.57%	2.21%	1.77%
Portfolio turnover rate(3)	3.47%	7.01%	10.15%	10.53%	7.01%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
Financial Highlights

	Year Ended September 30,
	2014		2013	2012	2011	2010
Net asset value, beginning of year	$23.70		$19.91	$17.71	$20.47	$21.16
Investment operations:
Net investment income(1)	1.23	(2)	0.68	0.69	0.67	0.66
Net realized and unrealized gain (loss) on investments	0.49		3.79	2.19	(2.76)	(0.68)
Total from investment operations	1.72		4.47	2.88	(2.09)	(0.02)
Less distributions from:
Net investment income	(1.21)		(0.68)	(0.68)	(0.67)	(0.67)
Net asset value, end of year	$24.21		$23.70	$19.91	$17.71	$20.47
Total investment return(3)	7.29%		22.78%	16.61%	(10.68)%	0.06%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$56,889		$49,778	$48,779	$54,907	$74,728
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.30%		0.33%	0.35%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%		0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	4.97	%(2)	3.09%	3.52%	3.09%	3.25%
Net investment income after expenses waived and/or assumed	4.97	%(2)	3.12%	3.57%	3.09%	3.25%
Portfolio turnover rate(4)	6.56%		3.58%	4.94%	5.69%	14.19%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed includes significant dividends received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.77, 3.11% and 3.11%, respectively.

(3)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(4)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
Financial Highlights

	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$37.03	$39.27	$36.08	$45.09	$41.07
Investment operations:
Net investment income(1)	0.84	0.88	0.96	1.08	0.79
Net realized and unrealized gain (loss) on investments	2.16	(2.21)	3.23	(8.94)	4.03
Total from investment operations	3.00	(1.33)	4.19	(7.86)	4.82
Less distributions from:
Net investment income	(0.83)	(0.91)	(1.00)	(1.15)	(0.80)
Net asset value, end of year	$39.20	$37.03	$39.27	$36.08	$45.09
Total investment return(2)	8.17%	(3.36)%	11.75%	(17.82)%	11.87%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$213,658	$244,388	$341,609	$409,468	$669,623
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	2.20%	2.30%	2.42%	2.35%	1.86%
Net investment income after expenses waived and/or assumed	2.20%	2.30%	2.42%	2.35%	1.86%
Portfolio turnover rate(3)	8.34%	8.62%	12.03%	7.85%	16.38%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
Financial Highlights

	Year Ended September 30,
	2014		2013	2012	2011	2010
Net asset value, beginning of year	$23.30		$19.92	$17.34	$20.25	$21.14
Investment operations:
Net investment income(1)	1.36	(2)	0.70	0.70	0.68	0.72
Net realized and unrealized gain (loss) on investments	1.02		3.25	2.53	(2.90)	(0.88)
Total from investment operations	2.38		3.95	3.23	(2.22)	(0.16)
Less distributions from:
Net investment income	(1.35)		(0.57)	(0.65)	(0.69)	(0.67)
Return of Capital	—		—	—	—	(0.06)
Total distributions	(1.35)		(0.57)	(0.65)	(0.69)	(0.73)
Net asset value, end of year	$24.33		$23.30	$19.92	$17.34	$20.25
Total investment return(3)	10.28%		20.10%	18.99%	(11.43)%	(0.60)%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$19,466		$15,142	$13,947	$16,471	$22,279
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.47%		0.58%	0.59%	0.40%	0.41%
Expenses after expenses waived and/or assumed	0.30%		0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	5.32	%(2)	2.97%	3.40%	3.13%	3.49%
Net investment income after expenses waived and/or assumed	5.49	%(2)	3.25%	3.69%	3.23%	3.60%
Portfolio turnover rate(4)	7.79%		3.00%	4.69%	4.09%	17.25%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe Select ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed includes significant dividends received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.80, 3.03% and 3.21%, respectively.

(3)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(4)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Index Funds Trust
Notes to Financial Statements
September 30, 2014

1. Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe Select ADR Index Fund ("Europe"), (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR IndexSM, The BNY Mellon Developed Markets 100 ADR IndexSM, The BNY Mellon Emerging Markets 50 ADR IndexSM and The BNY Mellon Europe Select ADR IndexSM, respectively.

Invesco PowerShares Capital Management LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee.

The Trustee has entered into an Agency Agreement with the Sponsor dated November 16, 2012 (the "Agency Agreement"). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust's portfolios.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. In addition, the Trust monitors for material events and transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the "Trust Agreement") and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The GAAP establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of each respective Fund's Schedule of Investments.

Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Diversified Fund Risk. The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Foreign Market Risk. The underlying securities of the Depositary Receipts in a Fund's portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Investment Transactions and Investment Income

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Funds are subject to authoritative guidance for uncertainties in income tax. Management has analyzed each of the Fund's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2014, no provision for income tax would be required in each respective Fund's financial statements. The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such tax authorities for up to three years after the filing of their return for the tax period.

3. Federal Income Tax

At September 30, 2014, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions in all of the Funds. These reclassifications had no effect on net assets of the Funds.

	Net increase to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Gain (Loss) on Investment Transactions	Net increase (decrease) to Paid in Capital
Asia	$2,023	$(432,025)	$430,002
Developed Markets	9	(9)	—
Emerging Markets	—	7,437,310	(7,437,310)
Europe	7	(7)	—

Distributions during the fiscal year ended September 30, 2014, 2013 and 2012 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,
	2014	2013	2012
Asia	$646,838	$388,210	$679,357
Developed Markets	2,695,253	1,449,624	1,844,406
Emerging Markets	4,887,680	6,954,031	9,785,670
Europe	986,738	369,655	525,095
	Tax Return of Capital Year Ended September 30,
	2014	2013	2012
Asia	$—	$—	$95,294
Developed Markets	—	—	—
Emerging Markets	—	—	—
Europe	—	—	—

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds have capital loss carryforwards as of September 30, 2014, which expire as follows:

	2017	2018	2019	Short-Term Loss Carryforward No Expiration	Long-Term Loss Carryforward No Expiration	Total
Asia	$3,330,400	$4,149,037	$298,791	$94,366	$2,087,684	$9,960,278
Developed Markets	681,358	8,058,923	2,608,098	1,164	2,295,540	13,645,083
Emerging Markets	31,056,295	10,088,950	1,412,302	1,636,023	34,918,217	79,111,787
Europe	325,340	2,226,447	1,078,809	0	649,712	4,280,308

At September 30, 2014, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*	Other Temporary Differences	Total Accumulated Deficit
Asia	$319,990	$(5,188,948)	$(10,156,511)	$(295,803)	$(15,321,272)
Developed Markets	437,915	(11,712,276)	(14,394,961)	(387,734)	(26,057,056)
Emerging Markets	1,495,538	(47,769,565)	(87,318,285)	(1,576,217)	(135,168,529)
Europe	136,002	(2,641,629)	(4,591,895)	(112,118)	(7,209,640)

*  Under current tax regulations, capital losses on securities transactions realized after October 31 ("Post-October Capital Losses") may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds are permitted to defer certain net investment losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. The Funds have elected to defer the following Post-October Capital Losses for the year ended September 30, 2014:

Post October Capital Loss Deferral
Asia	$196,233
Developed Markets	749,878
Emerging Markets	8,206,498
Europe	311,587

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Mellon Asia 50 ADR IndexSM, BNY Mellon Developed Markets 100 ADR IndexSM, BNY Mellon Emerging Markets 50 ADR IndexSM and BNY Mellon Europe Select ADR IndexSM as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as a Percentage of Net Assets
$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2014, 2013 and 2012, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, including BNY ConvergEx Group, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2014, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal year ended September 30, 2014, 2013 and 2012, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2014	2013	2012	2014	2013	2012
Asia	$16,945	$16,994	$13,146	$3,817	$11,544	$21,164
Developed Markets	—	16,348	25,698	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	10,846	8,519	8,824	20,618	30,596	33,876

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

5. Related Party Transactions

During the fiscal year ended September 30, 2014, 2013 and 2012, the Funds paid $0, $30,251, and $168,031, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group was not utilized for the fiscal year ended September 30, 2014. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2014	2013	2012
	Shares	Shares	Shares
Asia shares sold	200,000	—	—
Asia shares redeemed	(300,000)	(100,000)	(300,000)
Net increase (decrease)	(100,000)	(100,000)	(300,000)
Developed Markets shares sold	250,000	—	—
Developed Markets shares redeemed	—	(350,000)	(650,000)
Net increase (decrease)	250,000	(350,000)	(650,000)

	For the Year ended September 30,
	2014	2013	2012
	Shares	Shares	Shares
Emerging Markets shares sold	200,000	300,000	200,000
Emerging Markets shares redeemed	(1,350,000)	(2,400,000)	(2,850,000)
Net increase (decrease)	(1,150,000)	(2,100,000)	(2,650,000)
Europe shares sold	150,000	—	—
Europe shares redeemed	—	(50,000)	(250,000)
Net increase (decrease)	150,000	(50,000)	(250,000)

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the Asia Clearing Process, Developed Markets Clearing Process, Emerging Markets Clearing Process and Europe Clearing Process is $10 per security "name" in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2014, 2013 and 2012, the Trustee earned the following amounts in transaction fees:

	Year Ended September 30,
	2014	2013	2012
Asia	$2,000	$1,000	$3,000
Developed Markets	4,000	6,000	9,000
Emerging Markets	10,000	18,500	18,000
Europe	3,000	1,000	2,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2014, 2013 or 2012.

7. Investment Transactions

For the year ended September 30, 2014, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$1,249,603	$982,940
Developed Markets	4,111,476	3,587,383
Emerging Markets	20,239,866	18,391,548
Europe	1,703,726	1,386,159

For the year ended September 30, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Asia	$5,900,409	$8,354,503
Developed Markets	6,141,768	—
Emerging Markets	7,609,120	49,997,431
Europe	3,654,004	—

At September 30, 2014, the Funds' cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia	$31,406,239	$2,396,364	$(7,585,312)	$(5,188,948)
Developed Markets	68,552,411	4,814,342	(16,526,618)	(11,712,276)
Emerging Markets	261,538,455	23,672,982	(71,442,547)	(47,769,565)
Europe	22,083,070	1,947,115	(4,588,744)	(2,641,629)

8. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The NASDAQ Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2009 through September 30, 2014.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Supplemental Information (Unaudited) (continued)

BLDRS Asia 50 ADR Index Fund

Five Year Period Ended September 30, 2014

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	195	98.0%	1,001	94.5%
>0.50% to 1.00%	3	1.5%	49	4.6%
>1.00% to 2.00%	1	0.5%	4	0.4%
>2.00%	0	0.0%	5	0.5%
Total	199	100.0%	1,059	100.0%

BLDRS Developed Markets 100 ADR Index Fund

Five Year Period Ended September 30, 2014

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	342	99.7%	911	99.6%
>0.50% to 1.00%	0	0.0%	3	0.3%
>1.00% to 2.00%	1	0.3%	1	0.1%
Total	343	100.0%	915	100.0%

BLDRS Emerging Markets 50 ADR Index Fund

Five Year Period Ended September 30, 2014

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	360	99.5%	896	100.0%
>0.50% to 1.00%	0	0.0%	0	0.0%
>1.00% to 2.00%	2	0.5%	0	0.0%
Total	362	100.0%	896	100.0%

BLDRS Europe Select ADR Index Fund

Five Year Period Ended September 30, 2014

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	558	99.1%	691	99.4%
>0.50% to 1.00%	4	0.7%	2	0.3%
>1.00% to 2.00%	1	0.2%	2	0.3%
Total	563	100.0%	695	100.0%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Supplemental Information (Unaudited) (continued)

II. Cumulative and Average Annual Returns for each BLDRS Fund

Average Annual Total Returns

For The Period Ending September 30, 2014

	Past One Year(1)			Past Five Year(1)			Past Ten Year			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	2.59%	2.63%	2.32%	6.04%	6.01%	5.25%	5.91%	5.90%	5.29%	7.68%	7.61%	7.20%
BLDRS Developed	7.29%	7.20%	7.31%	6.54%	6.51%	6.42%	5.68%	5.69%	5.66%	7.72%	7.73%	7.78%
BLDRS Emerging	8.17%	8.37%	8.52%	1.44%	1.45%	1.67%	10.54%	10.56%	10.75%	13.23%	13.17%	13.32%
BLDRS Europe	10.28%	10.32%	10.64%	6.77%	6.73%	7.0%	6.05%	6.04%	6.30%	8.16%	8.12%	8.47%

Cumulative Total Returns

For The Period Ending September 30, 2014

	Past One Year(1)			Past Five Year(1)			Past Ten Year			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	2.59%	2.63%	2.32%	34.09%	33.89%	29.19%	77.53%	77.38%	67.49%	140.86%	139.12%	128.59%
BLDRS Developed	7.29%	7.20%	7.31%	37.28%	37.06%	36.53%	73.76%	73.95%	73.42%	141.79%	142.19%	143.70%
BLDRS Emerging	8.17%	8.37%	8.52%	7.40%	7.45%	8.65%	172.34%	172.93%	177.70%	337.52%	334.74%	342.32%
BLDRS Europe	10.28%	10.32%	10.64%	38.74%	38.47%	40.31%	79.89%	79.72%	84.32%	153.87%	152.80%	162.99%

(1)  Average and Cumulative Annual Total Returns for the period since inception is calculated from the inception date of November 13, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on

Supplemental Information (Unaudited) (continued)

Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

For the year ended September 30, 2014, the Funds report, in accordance with Section 854 of the Internal Revenue Code, the following percentages of ordinary income distributions paid as qualified dividend income (QDI) and eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Asia	93.28%	0.00%
Developed Markets	100.00%	0.00%
Emerging Markets	88.09%	0.00%
Europe	100.00%	0.00%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended September 30, 2014, are as follows:

	Foreign Taxes Per Share	Income Per Share
Asia	$0.0624	$0.8719
Developed Markets	0.0527	1.2967
Emerging Markets	0.0811	1.0989
Europe	0.0553	1.3679

In January 2015, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2014.

BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1 N. Wacker Drive
Chicago, IL 60606

Legal Counsel

K&L Gates LLP
1601 K Street NW
Washington, D.C. 20006

P-BLDRS-AR-1